Investment in Securities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2016 JPY (¥) Investment	Mar. 31, 2015 JPY (¥) Investment	Mar. 31, 2014 JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ (84,678)	¥ 137,704	¥ (3,083)
Proceeds from sales of available-for-sale securities	464,232	511,868	318,697
Available-for-sale securities gross realized gains	32,593	32,206	14,517
Available-for-sale securities gross realized losses	467	129	368
Write-downs of securities	4,515	8,997	7,989
Aggregate carrying amount of other securities accounted for under the cost method	27,349	43,718
Aggregate carrying amount of other securities not evaluated for impairment	27,125	42,838
Investment funds fair value	¥ 27,367	¥ 16,891
Number of investment securities in an unrealized loss position | Investment	259	197
Finance revenues	¥ 12,712	¥ 12,391	12,393
Carrying amounts of debt securities acquired with evidence of deterioration of credit quality	319	851
Nominal value of debt securities acquired with evidence of deterioration of credit quality	1,057	5,595
Outstanding balance of accretable yield of debt securities acquired with evidence of deterioration of credit quality	743	996
CMBS and RMBS in the Americas, and other asset-backed securities
Schedule of Investments [Line Items]
Non-credit components of other-than-temporary impairments, gross unrealized gains	61	234	59
Non-credit components of other-than-temporary impairments, gross unrealized losses	6	58	102
Non-credit components of other-than-temporary impairments gains, accumulated other comprehensive income	39	149	38
Non-credit components of other-than-temporary impairments losses, accumulated other comprehensive income	4	37	¥ 65
Available-for-sale securities
Schedule of Investments [Line Items]
Investment funds fair value	16,227	8,168
Available-for-sale securities | Government Securities
Schedule of Investments [Line Items]
Investment funds fair value	988
Other securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 10,152	¥ 8,723